Financial instruments - Summary of foreign currency risk (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Assets	$ 317	$ 5,797
Liabilities	896	1,094
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Assets	317	5,797
Liabilities	$ 896	1,010
Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		$ 84